OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 11 – OTHER RECEIVABLES

USDm	2019	2018
Partners and commercial managements	1.9	—
Derivative financial instruments	0.5	3.7
Tax receivables	1.5	1.2
Other	2.3	2.6
Balance as of 31 December	6.2	7.5

No significant other receivables are past due or credit impaired.

The carrying amount is a reasonable approximation of fair value due to the short-term nature of the receivables. Please refer to note 21 for further information on fair value hierarchies.